INTANGIBLE ASSETS OTHER THAN GOODWILL - Schedule of Intangible Assets (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost	$ 61,598	$ 61,598
Accumulated Amortization	(20,192)	(14,610)
Net Book Value	41,406	46,988
Favorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost	67,417	67,417
Accumulated Amortization	(22,108)	(16,184)
Net Book Value	45,309	51,233
Unfavorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost	(5,819)	(5,819)
Accumulated Amortization	1,916	1,574
Net Book Value	$ (3,903)	$ (4,245)